UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2018 and 2017 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2019	2018	2017
Exercise price	US$	—	22.50	22.92
Average term to exercise	In years	—	7.50	7.50
Unit price volatility	%	—%	23%	25%
Liquidity discount	%	—%	25%	25%
Weighted average of expected annual dividend yield	%	—%	6.50%	6.50%
Risk-free rate	%	—%	2.82%	2.37%
Weighted average fair value per option	US$	—	0.74	1.60

Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	7,331,416	$20.38	7,144,871	$20.30	$7,377,042	$20.28
Granted	—	—	—	—	—	—
Exercised	(19,400)	12.63	(3,770)	19.51	(213,106)	19.12
Expired/forfeited	—	—	(246,836)	21.87	(19,065)	24.42
Reclassified(1)	(6,708,125)	20.20	437,151	22.48	—	—
Outstanding, end of year	603,891	$21.55	7,331,416	$20.38	7,144,871	$20.30
Exercisable, end of year	505,092	$21.48	5,627,610	$20.17	3,973,290	$19.93

(1)
Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. The prior year relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2019, 2018 and 2017 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	69,000	13.07	69,000	13.07
2021	24,000	17.44	172,800	17.44	172,800	17.44
2022	22,200	17.93	515,800	18.09	515,800	18.09
2023	28,800	16.80	519,000	16.80	519,000	16.80
2024	175,416	20.59	4,278,663	20.59	4,330,286	20.59
2025	213,038	25.18	831,834	25.18	695,376	25.18
2026	140,437	19.51	944,319	19.51	842,609	19.51
Total	603,891	$21.55	7,331,416	$20.38	7,144,871	$20.30
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	13,836,213	$20.56	13,801,795	$20.54	16,338,511	$20.49
Granted	—	—	800,000	22.50	93,750	22.92
Exercised	(425,171)	15.06	(36,806)	17.71	(1,194,569)	18.97
Expired/forfeited	(203,978)	21.60	(291,625)	22.18	(1,435,897)	21.51
Reclassified(1)	6,708,125	20.20	(437,151)	22.48	—	—
Outstanding, end of year	19,915,189	$20.58	13,836,213	$20.56	13,801,795	$20.54
Exercisable, end of year	11,484,219	$20.56	9,628,246	$20.26	7,352,112	$20.22

(1)
Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. The prior year relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2019, 2018 and 2017 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	226,800	13.07	226,800	13.07
2021	389,800	17.44	246,400	17.44	246,400	17.44
2022	987,700	18.09	508,300	18.07	517,300	18.07
2023	1,108,420	16.80	656,220	16.80	675,420	16.80
2024	11,794,215	20.59	7,878,998	20.59	7,946,313	20.59
2025	1,947,979	25.18	1,376,295	25.18	1,730,210	25.18
2026	2,793,325	19.51	2,049,450	19.51	2,365,602	19.51
2027	93,750	22.92	93,750	22.92	93,750	22.92
2028	800,000	22.50	800,000	22.50	—	—
Total	19,915,189	$20.58	13,836,213	$20.56	13,801,795	$20.54